CONTINGENT FORWARD CONTRACTS - Series E convertible preferred shares (Details)	Jun. 30, 2021 USD ($)	Feb. 21, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 22, 2020
Third closing | Stock price
Derivative [Line Items]
Measurement input	36.45
Third closing | Volatility
Derivative [Line Items]
Measurement input	100
Third closing | Term
Derivative [Line Items]
Measurement input	0.01
Third closing | Risk-free rate
Derivative [Line Items]
Measurement input	0.03
Series E convertible preferred shares | Stock price
Derivative [Line Items]
Measurement input			10.09	7.92
Series E convertible preferred shares | Term
Derivative [Line Items]
Measurement input			0.25
Series E convertible preferred shares | Fourth closing | Stock price
Derivative [Line Items]
Measurement input		100
Series E convertible preferred shares | Fourth closing | Volatility
Derivative [Line Items]
Measurement input		0.11